SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details)	12 Months Ended
Jun. 29, 2018
Property, Plant and Equipment [Line Items]
Internal use software, useful life minimum	3 years
Internal use software, useful life maximum	10 years
Building | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	45 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	2 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years